ASSETS AND LIABILITIES (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets Details
Raw Materials	$ 99,492	$ 77,649	$ 191,186
Work in process	0	90,540	0
Finished goods	297,280	86,254	74,773
Total	$ 396,772	$ 254,443	$ 265,959